Consolidated Statement of Changes in Equity € in Millions, $ in Millions		USD ($)	EUR (€)	Issued capital [member] USD ($)	Share premium [member] USD ($)	Treasury shares [member] USD ($)	Reserves [member] USD ($)	Share-based payments reserves [member] USD ($)	OCI reserves [member] USD ($)	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interest [member] USD ($)
Beginning balance at Dec. 31, 2018		$ 71,889		$ 1,736	$ 17,620	$ (6,549)	$ 45,726	$ 2,037	$ (22,152)	$ 26,068	$ 64,485	$ 7,404
Profit of the period		10,414								9,171	9,171	1,243
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))		790							1,143		1,143	(353)
Cash flow hedges		(110)							(97)		(97)	(13)
Re-measurements of post-employment benefits		(182)							(173)		(173)	(9)
Total comprehensive income/(loss)		10,912							873	9,171	10,044	867
Dividends		(5,179)	€ (2,590)							(4,117)	(4,117)	(1,062)
Treasury shares						279				(279)
Share-based payments		319						290			290	29
Hyperinflation monetary adjustments		354								219	219	135
Sales/(purchase) of non-controlling interests		5,805					4,378				4,378	1,427
Scope and other changes		452								421	421	31
Ending balance at Dec. 31, 2019		84,553		1,736	17,620	(6,270)	50,104	2,327	(21,279)	31,484	75,722	8,831
Profit of the period		2,202								1,405	1,405	797
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))		(10,473)							(9,943)		(9,943)	(529)
Cash flow hedges		206							198		198	8
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		426							426		426
Re-measurements of post-employment benefits		(263)							(243)		(243)	(20)
Total comprehensive income/(loss)		(7,901)							(9,562)	1,405	(8,156)	255
Dividends		(1,923)								(1,118)	(1,118)	(804)
Treasury shares		385				1,359				(974)	385
Share-based payments		20						3			3	17
Hyperinflation monetary adjustments		259								160	160	99
Sales/(purchase) of non-controlling interests	[1]	2,985					1,116				1,116	1,869
Scope and other changes		(26)								(87)	(87)	60
Ending balance at Dec. 31, 2020		78,351		1,736	17,620	(4,911)	51,220	2,330	(30,841)	30,870	68,024	10,327
Profit of the period		6,114								4,670	4,670	1,444
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))		(4,525)							(4,320)		(4,320)	(205)
Cash flow hedges		140							105		105	35
Re-measurements of post-employment benefits		504							479		479	25
Total comprehensive income/(loss)		2,233							(3,736)	4,670	934	1,299
Dividends		(2,251)								(1,139)	(1,139)	(1,112)
Treasury shares		81				917				(836)	81
Share-based payments		478						451			451	28
Hyperinflation monetary adjustments		374								231	231	143
Scope and other changes		73								86	86	(14)
Ending balance at Dec. 31, 2021		$ 79,340		$ 1,736	$ 17,620	$ (3,994)	$ 51,220	$ 2,780	$ (34,577)	$ 33,882	$ 68,669	$ 10,671

[1]	The 2020 sale of non-controlling interest relates to the issuance of a 49.9% minority stake in the company’s US-based metal container operations completed in December 2020 (refer to Note 22 Changes in equity and earnings per share for more details).